Other Post-Employment Benefits and Other Employee Benefit Plans - Funded Status for Pension Plans (Detail) (Other Postretirement Benefit Plans Legacy Diversey [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Postretirement Benefit Plans Legacy Diversey [Member]
Change in benefit obligations:
Benefit obligation at beginning of period	$ 79.9	$ 71.1
Service cost	0.9	1.0	0.3
Interest cost	3.0	3.3	0.8
Plan participants' contributions
Actuarial loss (gain)	(6.0)	9.2
Benefits paid	(5.2)	(4.4)
Loss due to exchange rate movements	(0.1)	0.1
Plan amendments	0.6	(0.4)
Benefit obligation at end of period	73.1	79.9	71.1
Change in plan assets:
Fair value of plan assets at beginning of period
Employer contribution	5.2	4.4
Plan participants' contribution
Benefits paid	(5.2)	(4.4)
Fair value of plan assets at end of period
Net amount recognized:
Underfunded status	(73.1)	(79.9)
Net amount recognized in consolidated balance sheets consists of:
Current liability	(5.7)	(5.2)
Noncurrent liability	(67.4)	(74.7)
Net amount recognized	(73.1)	(79.9)
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss	6.9	13.2
Prior service credit	(12.1)	(13.4)
Total	$ (5.2)	$ (0.2)